Equity Incentive Plan - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,931,962
Share-based Compensation | $	$ 7,880	$ 12,645	$ 18,609
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		0	0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,835,532	150,000	2,582,000
Share based compensation installments	3
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $	$ 13,368
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $	$ 8,854
Restricted Stock [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Period over which share-based compensation is recognized		3 years
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Period over which share-based compensation is recognized		4 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0	0	0
After tenth anniversary of plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0
Paid-in Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation | $	$ 7,880	$ 12,645	$ 18,609